Finance Lease Liabilities - Schedule of Operating Leases and Finance Leases (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Weighted average remaining lease term (Years)
Finance leases	3 years	3 years	3 years
Weighted average discount rate
Finance leases	4.00%	4.00%	4.00%
Finance lease cost:
Depreciation of property, plant and equipment	$ 249,684	$ 322,117	$ 270,036	$ 219,170
Interest on finance lease (Included in interest expense)	34,623	44,666	39,858	80,461
Finance lease cost	$ 284,307	$ 366,783	$ 309,894	$ 299,631